Bank of America Corporate Center 100 North Tryon Street Suite 4000 Charlotte, NC 28202-4025 +1 704 339 3100 Main +1 704 339 3101 Fax www.dechert.com

JEREMY D. FRANKLIN

jeremy.franklin@dechert.com +1 704 339 3104 Direct +1 704 373 8113 Fax

May 5, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (“Registrant”)

File Nos. 333-35883 and 811-08361

Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, that (1) the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Act would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on April 30, 2014.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 704.339.3104.

Sincerely,

/s/ Jeremy D. Franklin

Jeremy D. Franklin